Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,620,000.00
Previously Paid Amount	0.00
Total Fee Amount	223.72
Total Offset Amount	0.00
Net Fee	223.72
Narrative - Max Aggregate Offering Price	$ 1,620,000.00
Final Prospectus	true